Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Cash	$ 2,151,000		$ 2,151,000		$ 68,934	$ 1,677
Development costs	$ 155,000	$ 16,000	$ 244,000	$ 53,000	$ 74,736	$ 41,344
Useful life	6 years		6 years